Labor liabilities and pension plan obligations (Details) - BRL (R$) R$ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Labor Liabilities And Pension Plan Obligations
Salaries and payroll charges	R$ 37,337	R$ 69,885
Provision for vacation	245,218	256,415
Provision for Christmas bonus	21,325
Healthcare plan (i)	117,551	86,147
Provision for profit sharing (ii)	122,353	97,514
Incentivized Dismissal Program - IDP (iii)	192,626	290,202
Consent Decree (TAC)	5,161	6,093
Knowledge Retention Program (KRP)	1,016	1,184
Total	R$ 742,587	R$ 807,440